Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Average Annual Return, Percent	19.66%	13.62%	9.48%
Class B
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B (with sales charge)
Average Annual Return, Percent	21.03%	13.93%	9.47%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Average Annual Return, Percent	25.03%	14.11%	9.47%
Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
Average Annual Return, Percent	26.64%	14.68%	9.86%
Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	27.40%	15.36%	10.45%
Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
Average Annual Return, Percent	27.29%	15.26%	10.41%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	26.96%	14.97%	10.13%
Without Sales Load [Member] | Class B
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
Average Annual Return, Percent	26.03%	14.12%	9.47%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	26.03%	14.11%	9.47%
MSCI AC World Net Dividends Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI AC World Net Dividends Index
Average Annual Return, Percent	23.44%	12.14%	8.78%
MSCI AC World Net Dividends Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI AC World Net Dividends Index
Average Annual Return, Percent	23.44%	12.14%	8.78%
MSCI AC World Net Dividends Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI AC World Net Dividends Index
Average Annual Return, Percent	23.44%	12.14%	8.78%
MSCI AC World Net Dividends Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI AC World Net Dividends Index
Average Annual Return, Percent	23.44%	12.14%	8.78%
MSCI AC World Net Dividends Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI AC World Net Dividends Index
Average Annual Return, Percent	23.44%	12.14%	8.78%
MSCI AC World Net Dividends Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI AC World Net Dividends Index
Average Annual Return, Percent	23.44%	12.14%	8.78%
MSCI World Health Care Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Health Care Index-NR
Average Annual Return, Percent	20.50%	12.27%	9.34%
MSCI World Health Care Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Health Care Index-NR
Average Annual Return, Percent	20.50%	12.27%	9.34%
MSCI World Health Care Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Health Care Index-NR
Average Annual Return, Percent	20.50%	12.27%	9.34%
MSCI World Health Care Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Health Care Index-NR
Average Annual Return, Percent	20.50%	12.27%	9.34%
MSCI World Health Care Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Health Care Index-NR
Average Annual Return, Percent	20.50%	12.27%	9.34%
MSCI World Health Care Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Health Care Index-NR
Average Annual Return, Percent	20.50%	12.27%	9.34%